GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
T
ABLE OF CONTENTS
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
CWCapital Asset Management LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Dec
12,
2024
Nov
13,
2024
Jan
10,
2025
Nov 29, 2024
Dec 06, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jan 12, 2015
Dec 8, 2014
Nov 12, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Loan Detail Page
7
Historical Loan Modification Report Page
9
Bond/Collateral Realized Loss Reconciliation
Page
10
Historical Delinquency & Liquidation (Stated)
Page
12
Historical Delinquency & Liquidation (Actual) Page
13
Delinquency Summary Report Page
14
REO Additional Detail Page
15
REO Status Report Page
17
Historical Liquidation Loss Loan Detail
Page
18
Interest Adjustment Reconciliation
Page
19
Appraisal Reduction Report Page
20
Loan Level Detail Page
21
Material Breaches and Document Defects
Page
24
Mortgage Loan Characteristics
Page
25
Delinquent Loan Detail
Page
29
Supplemental Information Page
30

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Outstanding
Class
A-1
A-2
Rate
1.434000%
2.902000%
Balance
46,189,000.00
71,003,000.00
Balance (1)
0.00
0.00
Distribution
0.00
0.00
Distribution(2)
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.467000%
40,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.364000%
280,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
3.629000%
349,842,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
X-A
X-B
3.365000%
0.472204%
0.221204%
91,592,000.00
971,195,000.00
56,483,000.00
0.00
20,373,575.86
56,483,000.00
0.00
0.00
0.00
0.00
8,017.07
10,411.90
0.00
8,017.07
10,411.90
0.00
0.00
0.00
0.00
10,135,629.86
56,483,000.00
X-C
1.130204%
29,811,000.00
29,811,000.00
0.00
28,077.10
28,077.10
0.00
29,811,000.00
X-D
1.130204%
61,190,419.00
35,337,049.73
0.00
33,281.74
33,281.74
0.00
30,862,541.95
A-S
3.964000%
92,569,000.00
20,373,575.86
10,237,946.00
67,300.71
10,305,246.71
0.00
10,135,629.86
100.00%
100.00%
B
PEZ
C
4.215000%
N/A
4.436204%
56,483,000.00
0.00
40,794,000.00
56,483,000.00
0.00
40,794,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
56,483,000.00
0.00
40,794,000.00
100.00%
D
4.436204%
95,707,000.00
95,707,000.00
0.00
0.00
0.00
0.00
95,707,000.00
E
F
G
3.306000%
3.306000%
3.306000%
29,811,000.00
15,690,000.00
12,551,000.00
29,811,000.00
15,690,000.00
12,551,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
29,811,000.00
15,690,000.00
12,551,000.00
3.306000%
N/A
N/A
H
S
R
Totals:
32,949,419.00
0.00
0.00
1,255,180,419.00
7,096,049.73
0.00
0.00
278,505,625.59
0.00
0.00
0.00
10,237,946.00
0.00
0.00
0.00
147,088.52
0.00
0.00
0.00
10,385,034.52
4,474,507.78
0.00
0.00
4,474,507.78
2,621,541.95
0.00
0.00
263,793,171.81
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 189,846,000.00
(2) Class S is a sole beneficiary of Excess Interest
PA
YMENT DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
3.964000%
B
4.215000%
Balance
92,569,000.00
56,483,000.00
Balance
20,373,575.86
56,483,000.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
10,135,629.86
56,483,000.00
Exchanged
0.00%
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.436204%
40,794,000.00
40,794,000.00
0.00
0.00
0.00
0.00
40,794,000.00
0.00%
Totals:
189,846,000.00
117,650,575.86
0.00
0.00
0.00
0.00
107,412,629.86
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
36250HAA1
A-2
36250HAB9
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36250HAC7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
36250HAD5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
36250HAE3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
36250HAF0
X-A
36250HAG8
X-B
36250HAH6
0.00000000
20.97784262
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00825485
0.18433685
0.00000000
0.00825485
0.18433685
0.00000000
0.00000000
0.00000000
0.00000000
10.43624592
1000.00000000
X-C
36250HAN3
1000.00000000
0.00000000
0.94183685
0.94183685
0.00000000
1000.00000000
X-D
36250HAQ6
577.49318124
0.00000000
0.54390436
0.54390436
0.00000000
504.36886127
A-S
36250HAJ2
220.09069840
110.59799719
0.72703294
111.32503013
0.00000000
109.49270121
B
36250HAK9
PEZ
36250HAL7
C
36250HAM5
1000.00000000
0.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
0.00000000
1000.00000000
D
36250HAS2
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
E
36250HAU7
F 36250HAW3
G
36250HAY9
1000.00000000
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
H
36250HBA0
S
36250HBE2
R
36250HBC6
215.36190760
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
135.79929220
0.00000000
0.00000000
79.56261540
0.00000000
0.00000000
F
ACTOR DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
A-S
B
0.00
20,373,575.86
56,483,000.00
0.00
246,528.23
0.00
0.00
9,991,417.77
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
10,135,629.86
56,483,000.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
40,794,000.00
0.00
0.00
0.00
0.00
40,794,000.00
0.00
D
95,707,000.00
0.00
0.00
0.00
0.00
95,707,000.00
0.00
E
F
G
29,811,000.00
15,690,000.00
12,551,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
29,811,000.00
15,690,000.00
12,551,000.00
0.00
0.00
0.00
H
7,096,049.73
0.00
0.00
4,474,507.78
0.00
2,621,541.95
30,327,877.05
Totals:
278,505,625.59
246,528.23
9,991,417.77
4,474,507.78
0.00
263,793,171.81
30,327,877.05
PRINCI
P
AL DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
A-1
A-2
Interest
0.00
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
X-A
X-B
0.00
8,017.07
10,411.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,017.07
10,411.90
0.00
0.00
0.00
X-C
28,077.10
0.00
0.00
0.00
0.00
28,077.10
0.00
X-D
33,281.74
0.00
0.00
0.00
0.00
33,281.74
0.00
A-S
67,300.71
0.00
0.00
0.00
0.00
67,300.71
0.00
B
PEZ
C
198,396.54
0.00
150,808.76
0.00
0.00
0.00
0.00
0.00
0.00
198,396.54
0.00
150,808.76
0.00
0.00
0.00
0.00
0.00
0.00
198,396.54
0.00
150,808.76
D
353,813.16
0.00
0.00
355,982.42
0.00
0.00
942,768.96
E
F
G
82,129.31
43,225.95
34,578.01
0.00
0.00
0.00
0.00
0.00
0.00
87,491.35
46,559.16
37,265.00
0.00
0.00
0.00
0.00
0.00
0.00
2,033,785.83
1,256,435.24
1,012,579.70
H
S
R
Totals:
19,549.62
0.00
0.00
1,029,589.86
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,403.96
0.00
0.00
906,907.18
0.00
0.00
0.00
0.00
0.00
0.00
0.00
147,088.52
3,970,273.11
0.00
0.00
9,565,048.14
INTEREST DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Interest
Fees
Scheduled Interest
723,165.29
Master Servicing Fee
1,989.34
Interest Adjustments
(5,000,700.00)
Trustee/Certificate Administrator Fees
607.70
Deferred Interest
0.00
CREFC Intellectual Property
Royalty License Fee
75.51
Net Prepayment Shortfall
0.00
Operating Advisor Fee
313.32
Net Prepayment Interest Excess
0.00
Special Servicing Fee
46,724.12
Interest Reserve (Deposit)/Withdrawal
Interest Collections
0.00
(4,277,534.71)
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
0.00
0.00
0.00
CCRE Strip
46.06
Principal
Miscellaneous Fee
125.06
Scheduled Principal
354,273.72
Fee Distributions
49,881.11
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
14,358,180.06
0.00
14,712,453.78
Reimbursed for Interest on Advances
3.44
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
3.44
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
147,088.52
Principal Distribution
Yield Maintenance
10,237,946.00
0.00
ARD Excess Interest
0.00
Prepayment Premium
0.00
Payments to Certificateholders
10,385,034.52
Total Collections
10,434,919.07
Total Distribution
10,434,919.07
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Mortgage Loan Stated Principal Balance
P&I Advances:
P & I Advances
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
278,505,625.59
263,793,171.81
21.02%
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
1,237,868.06
Ending Loan Count
7
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
1
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.4527192%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
E
0.00
0.00
0.00
Controlling Class Representative:
LNR Securities Holdings, LLC (“LNRSH”)
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Control Termination Event:
YES
Aggregate Realized Loss in Related Collection Period
0.00
CCRE Strip for the Distribution Date
46.06
Agg Add’l Trust Expenses in Related Collection Period
0.00
ADDITIONAL LOAN DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
-
-
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
ADDITIONAL LOAN DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

HISTORICAL LOAN MODIFIC
A
TION REPORT
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
3
72,842,531.60
LMR will be released once available
72,976,928.09

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
0.00
0.00
0.00
1
Nov 2024
8,406,256.74
8,406,256.74
0.00
0.00
23,000,000.00
549,716.61
0.00
0.00
0.00
0.00
13
Jan 2019
0.00
549,716.61
0.00
0.00
564,594.45
549,716.61
0.00
0.00
0.00
13
Jun 2019
14,877.84
564,594.45
0.00
0.00
12,435,966.03
8,240,469.96
0.00
0.00
0.00
0.00
27
Feb 2021
0.00
8,240,469.96
0.00
0.00
8,240,525.56
8,240,469.96
0.00
0.00
0.00
27
May 2021
55.60
8,240,525.56
0.00
0.00
8,070,531.87
8,240,525.56
0.00
0.00
0.00
27
Jun 2021
(169,993.69)
8,070,531.87
0.00
0.00
8,071,051.87
8,070,531.87
0.00
0.00
0.00
27
Aug 2021
520.00
8,071,051.87
0.00
0.00
7,868,937.70
8,071,051.87
0.00
0.00
0.00
27
Oct 2021
(202,1
14.17)
7,868,937.70
0.00
0.00
7,869,033.92
7,868,937.70
0.00
0.00
0.00
27
Dec 2021
96.22
7,869,033.92
0.00
0.00
7,869,130.58
7,869,033.92
0.00
0.00
0.00
27
Jul 2022
96.66
7,869,130.58
0.00
0.00
7,866,273.30
7,869,130.58
0.00
0.00
0.00
27
Jan 2023
(2,857.28)
7,866,273.30
0.00
0.00
8,509,985.59
4,268,958.20
0.00
0.00
0.00
0.00
42
Feb 2020
0.00
4,268,958.20
0.00
0.00
4,191,697.69
4,268,958.20
0.00
0.00
0.00
42
Apr 2020
(77,260.51)
4,191,697.69
0.00
0.00
4,191,714.65
4,191,697.69
0.00
0.00
0.00
42
May 2020
16.96
4,191,714.65
0.00
0.00
4,162,997.09
4,191,714.65
0.00
0.00
0.00
42
Jul 2020
(28,717.56)
4,162,997.09
0.00
0.00
4,163,145.84
4,162,997.09
0.00
0.00
0.00
42
Oct 2020
148.75
4,163,145.84
0.00
0.00
4,130,580.53
4,163,145.84
0.00
0.00
0.00
42
Jan 2021
(32,565.31)
4,130,580.53
0.00
0.00
4,122,582.06
4,130,580.53
0.00
0.00
0.00
42
Feb 2021
(7,998.47)
4,122,582.06
0.00
0.00
4,047,087.97
4,122,582.06
0.00
0.00
0.00
42
Oct 2021
(75,494.09)
4,047,087.97
0.00
0.00
4,045,076.19
4,047,087.97
0.00
0.00
0.00
42
Mar 2022
(2,01
1.78)
4,045,076.19
0.00
0.00
4,045,191.19
4,045,076.19
0.00
0.00
0.00
42
May 2023
1
15.00
4,045,191.19
0.00
0.00
5,939,981.71
2,766,730.10
0.00
0.00
0.00
0.00
51
Nov 2023
0.00
2,766,730.10
0.00
0.00
2,759,337.94
2,766,730.10
0.00
0.00
0.00
51
Dec 2023
(7,392.16)
2,759,337.94
0.00
0.00
2,457,185.98
2,759,337.94
0.00
0.00
0.00
51
Feb 2024
(302,151.96)
2,457,185.98
0.00
0.00
2,533,972.83
2,457,185.98
0.00
0.00
0.00
51
Mar 2024
76,786.85
2,533,972.83
0.00
0.00
2,533,695.28
2,533,972.83
0.00
0.00
0.00
51
Apr 2024
(277.55)
2,533,695.28
0.00
0.00
2,537,345.28
2,533,695.28
0.00
0.00
0.00
51
Jun 2024
3,650.00
2,537,345.28
0.00
0.00
3,853,422.05
2,480,81
1.01
0.00
0.00
0.00
0.00
72
May 2023
0.00
2,480,81
1.01
0.00
0.00
2,481,121.01
2,480,81
1.01
0.00
0.00
0.00
72
Jun 2023
310.00
2,481,121.01
0.00
0.00
2,439,941.56
2,481,121.01
0.00
0.00
0.00
72
Aug 2023
(41,179.45)
2,439,941.56
0.00
0.00

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
72
2,429,554.52
2,439,941.56
0.00
0.00
0.00
Sep 2023
(10,387.04)
2,429,554.52
0.00
0.00
72
2,425,590.14
2,429,554.52
0.00
0.00
0.00
Nov 2023
(3,964.38)
2,425,590.14
0.00
0.00
72
2,431,614.83
2,425,590.14
0.00
0.00
0.00
Jan 2024
6,024.69
2,431,614.83
0.00
0.00
72
2,433,708.42
2,431,614.83
0.00
0.00
0.00
Jul 2024
2,093.59
2,433,708.42
0.00
0.00
6
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
7,546,683.50
25,853,369.38
17,447,112.64
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Dec 2024
1
74,573,021.64
28.3%
2
9,477,942.69
3.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,1
13,069.87
30.7%
3
14,396,382.09
5.5%
81,1
13,069.87
Nov 2024
3
17,622,831.18
6.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
29.1%
16
170,212,527.42
61.1%
81,1
13,069.87
Oct 2024
2
36,915,669.63
8.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
18.1%
16
88,292,967.87
19.7%
81,255,429.37
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
15.1%
1
1
96,744,300.18
18.0%
81,386,909.13
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
12.8%
13
127,718,603.69
20.1%
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,517,871.26
10.7%
5
69,887,098.66
9.1%
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,658,688.30
9.8%
0
0.00
0.0%
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,788,580.46
9.8%
2
23,676,361.72
2.8%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,928,365.98
9.5%
0
0.00
0.0%
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,057,196.43
9.5%
0
0.00
0.0%
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,206,399.79
9.5%
0
0.00
0.0%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,334,135.64
9.5%
0
0.00
0.0%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,461,368.60
9.5%
0
0.00
0.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,598,590.51
9.5%
1
5,939,981.71
0.7%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
88,664,764.04
10.1%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (ACTUAL BALANCE)
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Dec 2024
1
74,870,776.02
28.4%
2
9,542,636.58
3.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
84,770,558.88
32.1%
3
14,441,048.53
5.5%
84,770,558.88
Nov 2024
3
17,702,295.71
6.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
170,299,172.67
61.1%
30.4%
16
84,770,558.88
Oct 2024
2
36,982,849.65
8.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
88,292,967.84
19.7%
18.9%
16
84,770,558.88
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
96,766,724.58
18.0%
15.8%
1
1
84,770,558.88
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
127,718,603.73
20.1%
13.3%
13
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
69,887,098.67
9.1%
84,770,558.88
1
1.1%
5
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
10.1%
0
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
23,676,361.72
2.8%
84,770,558.88
10.1%
2
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
6,630,373.58
0.8%
84,770,558.88
9.7%
1
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
0.00
0.0%
91,400,932.46
10.4%
0
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Delinquency Summary Report
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Current
4
30 - 59 days
2
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
173,202,159.25
65.66%
173,634,288.98
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
173,202,159.25
65.66%
173,634,288.98
9,477,942.69
0.00
3.59% 0.00%
9,542,636.58
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
2
0
9,477,942.69
0.00
3.59%
0.00%
9,542,636.58
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
1
0.00
81,1
13,069.87
0.00% 30.75%
0.00
84,770,558.88
0
1
0.00
81,113,069.87
0.00%
30.75%
0.00
84,770,558.88
182,680,101.94
69.25%
183,176,925.56
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
81,113,069.87
30.75%
84,770,558.88
7
263,793,171.81
100.00%
267,947,484.44
Group 1
121 + days
TOTAL
Current
0
6
121
+
days
30
-
59
days
Current
65.7%
30
-
59
days
3.6%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
30.7%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
-
-
-
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

Liq Proceeds
and Other
Loan ID
Amounts Rec’d
Portion of Liq
Proceeds in
Available Funds
Balance of
of Excess Liq
Proceeds Acct
-
$
Totals:
$
-
$
-
$
-
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024

REO S
TA
TUS REPORT
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
81,1
13,069.87
86,380,674.50
3,523,769.00
06/03/2022
1
HI
Kahului
Retail
88,500,000.00
37,560,000.00
06/04/2024
03/31/2025
0.00
0.00
0.00
03/14/2019
27
LA
Lafayette
Lodging
13,900,000.00
0.00
3
0.00
0.00
0.00
02/05/2019
42
TX
Houston
Office
9,750,000.00
0.00
3
0.00
0.00
0.00
07/05/2022
51
TX
Houston
Lodging
7,700,000.00
0.00
3
0.00
0.00
0.00
06/21/2022
72
MS
Brandon
Lodging
4,800,000.00
0.00
3
Count:
5
Totals:
124,650,000.00
81,1
13,069.87
86,380,674.50
37,560,000.00
3,523,769.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
23,000,000.00
37,000,000.00
23,138,005.07
702,599.52
22,435,405.55
564,594.45
13
3
Jan 2019
12,435,966.03
5,100,000.00
5,185,326.24
615,633.51
4,569,692.73
7,866,273.30
27
3
Feb 2021
8,509,985.59
4,550,000.00
5,000,490.52
535,696.12
4,464,794.40
4,045,191.19
42
3
Feb 2020
5,939,981.71
4,600,000.00
8,
1
12,091.73
2,240,035.24
5,872,056.49
2,537,345.28
51
3
Nov 2023
3,853,422.05
1,700,000.00
2,904,024.69
1,484,31
1.06
1,419,713.63
2,433,708.42
72
3
May 2023
44,339,938.25
5,578,275.45
38,761,662.80
17,447,1
12.64
Totals:
Count:
5
53,739,355.38
52,950,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
16,898.56
7,784.04
15,203.53
-162.01
3,500.00
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
309,456.50
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3.44
0.00
0.00
81,1
13,069.87
74,573,021.64
72,842,531.60
23,330,000.00
6,724,610.72
2,753,331.97
2,456,606.01
0.00
125.06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
2
3
1
1
53
82
88
263,793,171.81
Count:
Totals:
7
46,724.12
0.00
0.00
0.00
0.00
309,456.50
3.44
0.00
0.00
0.00
125.06
Total Interest Shortfall hitting the Trust:
356,309.12
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
1
06/06/2022
60,244,125.57
08/06/2024
37,560,000.00
06/04/2024
0.00
5,163,374.65
1
1
1
1/01/2024
13,122,125.17
1
1/12/2024
188,920,000.00
07/10/2024
0.00
0.00
Count:
2
Totals:
73,366,250.74
226,480,000.00
0.00
5,163,374.65

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
06/1
1/20
HI
10/06/24
N
81,1
13,069.87
4.590
0.00
0.00
06/06/22
0.00
5
0.00
0.00
0.42
12/31/23
2
Office
1
1/20/24
DE
1
1/06/24
N
429,869.46
0.00
10/06/24
0.00
5
276,1
15.44
74,573,021.64
4.434
0.00
1.15
12/31/23
3
Office
10/29/24
TX
1
1/06/27
N
395,897.15
0.00
1
1/06/24
0.00
B
261,500.66
72,842,531.60
4.300
0.00
1.59
12/31/23
4
Retail
5
Office
5A
Office
5B
Office
6
Retail
7
Multifamily
8
Mixed
Use
9
Lodging
10
Multifamily
MN
1
1/06/24
KY
08/06/24
KY
08/06/24
KY
08/06/24
NY
12/06/21
TX
1
1/01/24
FL
1
1/06/24
TN
10/06/24
MD
10/06/24
10/17/24
08/06/24
08/06/24
08/06/24
12/02/21
05/05/22
09/06/24
07/05/24
07/03/24
1
1
Office
07/01/24
CA
09/01/24
N
23,330,000.00
4.050
78,738.75
0.00
1
1/01/24
0.00
5
78,738.75
0.00
2.42
12/31/23
12
Retail
13
Retail
14
Office
15
Retail
16
Retail
17
Multifamily
18
Office
19
Retail
20
Retail
21
Multifamily
22
Office
23
Retail
24
Retail
24A
25
Lodging
26
Retail
27
Lodging
28
Industrial
29
Multifamily
30
Multifamily
31
Multifamily
32
Multifamily
33
Industrial
34
Office
35
Office
36
Retail
37
Multifamily
38
Multifamily
MD
1
1/06/24
NY
1
1/06/19
NC
09/06/24
FL
1
1/06/44
NY
1
1/06/24
MD 10/06/24
CA
10/06/24
SC
10/06/24
IL
09/06/24
OH
10/06/24
GA
1
1/06/24
IN
1
1/06/24
OH
12/06/24
12/06/24
OH
10/01/24
TX
1
1/06/24
LA
1
1/06/24
P
A
1
1/06/19
MD
10/06/24
TX
08/06/24
MI
10/06/24
TX
10/06/24
TX
1
1/06/24
CA
10/06/24
AZ
1
1/06/24
TX
1
1/06/19
MI
1
1/06/19
AL
10/06/19
08/06/24
12/13/18
05/06/24
07/05/24
09/06/24
01/27/23
08/06/24
10/04/24
1
1/06/24
06/19/19
1
1/01/24
1
1/06/24
09/09/24
09/06/24
10/01/24
08/31/23
02/04/21
1
1/01/19
01/27/23
08/06/24
09/04/24
08/27/24
03/02/22
10/02/24
1
1/06/24
10/26/18
1
1/05/19
08/08/19

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
39
Office
P
A
1
1/06/24
08/06/24
40
Retail
CA
10/06/24
10/03/24
41
Lodging
06/30/20
OH
10/01/24
N
0.00
5.080
53,495.00
8,103,714.38
1
1/14/24
12/01/24
0.00
0
34,386.62
0.00
0.00
42
Office
43
Self Storage
44
Retail
45
Retail
46
Lodging
47
Retail
48
Retail
49
Mobile Home
50
Multifamily
51
Lodging
52
Retail
TX
1
1/06/24
CA
1
1/06/24
NC
10/06/24
OH
12/06/24
WV
1
1/06/24
CA
1
1/06/24
OR
1
1/06/24
TX
08/06/24
CA
1
1/06/24
TX
10/06/24
IL
10/06/24
01/31/20
1
1/06/24
07/05/24
09/06/24
02/15/22
1
1/06/24
08/06/24
05/06/24
1
1/06/24
10/16/23
10/04/24
53
Retail
1
1/27/24
AL
10/06/24
N
6,724,610.72
4.690
38,075.71
0.00
09/06/24
0.00
5
26,327.93
0.00
1.33
12/31/23
54
Retail
55
Retail
56
Retail
57
Office
58
Self Storage
59
Retail
60
Retail
61
Self Storage
62 V
arious
63
Multifamily
64
Multifamily
65
Retail
66
Retail
67
Self Storage
68
Self Storage
69
Self Storage
70
Multifamily
71
Retail
72
Lodging
73
Retail
TX
10/06/24
OH
1
1/06/24
MA
10/06/24
CA
10/06/24
CA
10/06/24
GA
1
1/06/24
CA
10/06/24
TX
10/06/24
MI
09/06/24
KY
1
1/06/24
TX
10/06/24
CA
1
1/06/24
CA
10/06/24
NV
1
1/06/24
CA
1
1/06/24
MS
10/06/24
FL
1
1/06/24
TX
10/06/24
MS
1
1/06/24
TX
1
1/06/24
05/07/18
08/06/24
08/15/24
10/16/24
02/27/20
1
1/01/24
10/04/24
10/04/24
09/06/24
10/04/24
08/06/19
1
1/01/24
10/04/24
12/06/21
08/06/24
08/06/24
1
1/06/24
10/21/24
04/26/23
08/28/24
74
Multifamily
KY
1
1/06/24
N
0.00
4.794
22,020.72
3,421,370.45
1
1/20/24
12/06/24
0.00
0
13,701.61
0.00
2.39
12/31/23
75
Retail
76
Mobile Home
77
Retail
78
Lodging
79
Self Storage
TX
1
1/06/24
FL
10/06/24
CA
10/06/19
TN
1
1/06/24
MD
1
1/06/24
08/06/24
10/04/24
10/07/19
1
1/06/24
1
1/06/24

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
0.00
12/06/24
0.00
0
1
1,089.91
4.680
21,864.45
0.00
1.52
12/31/23
2,753,331.97
2,833,095.23
12/05/24
09/06/24
0.00
09/06/24
0.00
5
1
1,146.72
4.840
21,464.67
0.00
1.47
12/31/23
2,456,606.01
10/04/24
07/05/24
10/03/24
10/04/24
10/01/24
0.00
12/06/24
0.00
4
10,157.65
4.950
16,013.10
0.00
1.71
12/31/23
80
81
82
83
84
85
86
87
88
89
90
91
92
Retail
Self Storage
Retail
Self Storage
Office
Retail
Retail
Multifamily
Mixed Use
Multifamily
Retail
Self Storage
Retail
IL
LA
09/05/24
MI
RI
TX
XX
XX
MI
NY
MI
GA
MI
CA
10/06/24
N
1
1/06/24
10/06/24
N
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
1
1/06/24
N
10/06/24
1
1/06/24
1
1/06/24
10/06/24
08/06/24
10/03/24
1
1/06/24
10/03/24
263,793,171.81
1,077,439.01
14,358,180.06
Totals:
Count:
95
0.00
723,165.29
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

5M
to
9.9M
20M
to
24.9M
80M
to
84.9M
70M
to
74.9M
0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Count
0M
to
4.9M
2
5M
to
9.9M
1
20M
to
24.9M
1
70M
to
74.9M
2
80M
to
84.9M
1
0
10
Total
7
$263,793,171.81
100.00%
20
$147,415,553.24
55.88%
30
$81,1
13,069.87
30.75%
$6,724,610.72
2.55%
40
$23,330,000.00
8.84%
Balance ($)
%
50
$5,209,937.98
1.98%
Remaining Principal Balance
60
Count
Balance ($)
%
4.000%
-
4.240%
4.250%
-
4.490%
4.500% - 4.740%
4.750% - 4.990%
1
$23,330,000.00
8.84%
2
$147,415,553.24
55.88%
2
$87,837,680.59
33.30%
2
$5,209,937.98
1.98%
Total Weighted Average Rate: 4.43%
0
10
20
Total
7
$263,793,171.81
100.00%
30
40
50
Gross Rate
60
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%

HAWAII
DELAWARE
TEXAS
CALIFORNIA
ALABAMA
MICHIGAN
NEW YORK
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Count
Balance ($)
%
HAWAII
DELAWARE
TEXAS
CALIFORNIA
ALABAMA
MICHIGAN
1
$81,
1
13,069.87
30.75%
1
$74,573,021.64
28.27%
1
$72,842,531.60
27.61%
1
$23,330,000.00
8.84%
1
$6,724,610.72
2.55%
1
$2,753,331.97
1.04%
NEW YORK
1
$2,456,606.01
0.93%
Total
7
$263,793,171.81
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
32
Count
Balance ($)
%
Mixed Use
1
$2,456,606.01
0.93%
Office
3
$170,745,553.24
64.73%
Retail
3
$90,591,012.56
34.34%
Total
7
$263,793,171.81
100.00%
Property
T
ype
Mixed Use
0.9
Office
64.7
Retail
34.3
Mixed Use 0.9%
Office
64.7%
Retail
34.3%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
120 -
122
123 -
125
Months
20
Total Weighted Average Seasoning:
122
40
Total
7
$263,793,171.81
100.00%
Count
Balance ($)
%
80
6
$240,463,171.81
91.16%
1
$23,330,000.00
8.84%
60
Seasoning
100
0
120 -
122
123 -
125
Total Weighted Average Remaining Months:
1
20
40
0 -
2
7
$263,793,171.81
100.00%
Total
7
$263,793,171.81
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
0.500
-
0.990
1.000
-
1.490
1.500 - 1.990
2.000 - 2.490
0
Total
7
$263,793,171.81
100.00%
20
Total Weighted Average DSCR:
1.31
1
$2,456,606.01
0.93%
1
$23,330,000.00
8.84%
40
1
$2,753,331.97
1.04%
4
$235,253,233.83
89.18%
60
Count
Balance ($)
%
80
DSCR
100
Amortizing Balloon
1.98% IO Maturity Balloon
8.84%
IO/Amortizing/Balloon
89.18%
Amortizing Balloon
1.98%
IO Maturity Balloon
8.84%
IO/Amortizing/Balloon 89.18%
Total:
100.00%
Count
Amortizing Balloon
2
IO Maturity Balloon
1
Balance ($)
%
$5,209,937.98
1.98%
$23,330,000.00
8.84%
IO/Amortizing/Balloon
4
$235,253,233.83
89.18%
Total
7
$263,793,171.81
100.00%
Amortization
T
ype

DELINQUENT LOAN DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Paid Thru
Loan ID
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Special
Status Servicer
Code*
Transfer
Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
06/03/2022
1
06/06/2022
2
10/06/2024
3
1
1/06/2024
1
1
1
1/01/2024
53
09/06/2024
82
09/06/2024
0.00
429,162.67
395,206.91
78,420.88
38,012.00
21,438.53
0.00
704,717.46
395,289.01
78,447.13
38,019.39
21,395.07
99,427.78
0.00
0.00
0.00
0.00
2,715.20
5
06/1
1/2020
5
1
1/20/2024
B
10/29/2024
5
07/01/2024
5
1
1/27/2024
5
09/05/2024
7
13
9
1
13
2
Count:
6
T
otals:
962,240.99
1,237,868.06
102,142.98
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
*
Loan Status:
A = Payment not received but still in grace period;
****
Resolution Strategy Code
1 - Modification
6 - DPO
2 - Foreclosure
7 - REO
3 - Bankruptcy
8 - Resolved
4
-
Extension
5
- Note Sale
9
-
Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
1
1-
Full Payoff
12 -
Reps and Warranties
13 - Other or TBD

SUPPLEMEN
T
AL INFORM
A
TION
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
December 2024
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.